	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments	December 31, 2023 (unaudited)
		Shares	Value
40.73%	COMMON STOCK
20.33%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Ltd.(A) . . . .	2,500,409	$2,232,112
	Caesars Entertainment, Inc.(A) . . . . . .	90,000	4,219,200
	CarParts.com, Inc.(A) . . . . . . . . . . .	354,510	1,120,252
	CDON(A) . . . . . . . . . . . . . . . .	300,477	4,170,788
	Inspired Entertainment, Inc.(A) . . . . . .	305,616	3,019,486
	Lazydays Holdings, Inc.(A) . . . . . . . .	3	21
	Natuzzi S.p.A.(A) . . . . . . . . . . . .	259,942	1,759,807
	The One Group Hospitality, Inc(A) . . . . .	121,554	743,911
			17,265,577
0.77%	CONSUMER STAPLES
	The Real Good Food Co., Inc(A) . . . . . .	431,530	655,926
3.26%	ENERGY
	Mammoth Energy Services, Inc.(A) . . . .	620,920	2,769,303
6.67%	FINANCIALS
	EZCorp, Inc. Class A(A) . . . . . . . . .	500,328	4,372,867
	US Global Investors, Inc. Class A . . . . .	456,885	1,288,416
			5,661,283
2.26%	HEALTH CARE
	Biote Corp.(A) . . . . . . . . . . . . . . . . . . . . . . . . . . .	388,888	1,921,107
0.32%	INDUSTRIALS
	Aqua Metals, Inc.(A) . . . . . . . . . . .	360,320	273,843
6.50%	INFORMATION TECHNOLOGY
	Data I/O Corp.(A) . . . . . . . . . . . .	327,401	962,559
	eGain Corp.(A) . . . . . . . . . . . . .	547,459	4,560,334
			5,522,893
0.62%	REAL ESTATE
	Compass, Inc.(A) . . . . . . . . . . . .	140,611	528,697
40.73%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .		34,598,629
	1

QUARTERLY REPORT

	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
2.36%	PREFERRED STOCK
2.36%	CONSUMER DISCRETIONARY
	Fossil Group Inc. Preferred 7.000% . . . .	130,000	$2,003,300
2.36%	TOTAL PREFERRED STOCK . . . . . . . . . . . . . .		2,003,300
40.74%	CORPORATE BONDS
0.43%	ENERGY
	Cimarex Energy Co. 05/15/2027 3.900% .	415,000	365,436
25.43%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500% . . . .	1,000,000	993,722
	Bank of America Corp. 11/02/2029 6.000%	500,000	499,984
	Bank of America Corp. Perpetual 6.100% .	500,000	495,254
	Bank of America Corp. Perpetual 6.250% .	1,000,000	990,789
	Bank of America Corp. Perpetual 5.125% .	360,000	353,871
	Barclays Bank plc 11/22/2028 0.000%(A) . .	115,000	107,812
	Charles Schwab Corp. Perpetual 5.375% .	1,000,000	986,120
	Citigroup Global Markets
	03/19/2041 10.500% . . . . . . . . .	120,000	72,876
	Citigroup Global Markets
	10/01/2040 7.250% . . . . . . . . . .	84,000	59,094
	Citigroup Global Markets 01/22/2035
	0.000%^(A) . . . . . . . . . . . . .	300,000	192,000
	Citigroup, Inc. 10/30/2024 6.063% . . . .	1,000,000	1,000,560
	Citigroup, Inc. Perpetual 6.300% . . . . .	353,000	348,070
	Citigroup, Inc. Perpetual 9.107% . . . . .	450,000	451,125
	EZCorp, Inc. 07/01/2024 2.875% . . . . .	1,424,000	1,446,072
	EZCorp, Inc. 05/01/2025 2.375% . . . . .	1,000,000	928,100
	Fifth Third Bancorp Perpetual 4.500% . .	1,000,000	927,558
	The Goldman Sachs Group, Inc
	11/04/2032 7.000% . . . . . . . . . .	1,000,000	1,000,433
	The Goldman Sachs Group, Inc
	Perpetual 5.500% . . . . . . . . . . . . . . . . . . . .	1,200,000	1,183,230
	HSBC USA, Inc. 01/30/2030 0.000%(A) . .	145,000	140,374
	JPMorgan Chase & Co. Perpetual 8.889% .	1,000,000	1,005,830
	Morgan Stanley 03/31/2035 0.000% . . .	95,000	51,538
	2

QUARTERLY REPORT

	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
	Morgan Stanley 08/28/2025 6.000% . . .	500,000	$490,299
	Nationwide Financial Services
	05/15/2037 6.750% . . . . . . . . .	2,650,000	2,599,263
	PNC Financial Services Group
	Perpetual 6.250% . . . . . . . . . .	900,000	838,951
	Prudential Financial, Inc.
	03/15/2044 5.200% . . . . . . . . .	250,000	248,750
	Truist Financial Corp. Perpetual 8.748% . .	1,750,000	1,742,046
	Truist Financial Corp. 03/15/2028
	6.296%^ (5.050000% Fixed) . . . . .	500,000	455,314
	Wells Fargo & Co. 11/14/2027 6.000% . . .	1,000,000	1,000,794
	Wells Fargo & Co. Perpetual 5.900% . . .	1,000,000	989,458
			21,599,287
13.71%	GOVERNMENT
	Federal Agricultural Mortgage
	Corp. 09/11/2043 6.650% . . . . . . .	5,000,000	5,017,995
	Federal Farm Credit Bank
	04/03/2036 6.320% . . . . . . . . .	2,000,000	1,995,154
	Federal Farm Credit Bank
	04/12/2032 5.840% . . . . . . . . .	1,000,000	992,126
	Federal Farm Credit Bank
	04/26/2038 6.050% . . . . . . . . .	900,000	896,112
	Federal Farm Credit Bank
	05/10/2038 6.100% . . . . . . . . .	1,000,000	995,954
	Federal Farm Credit Bank
	07/26/2038 6.250% . . . . . . . . .	250,000	249,382
	Federal Home Loan Bank
	03/30/2028 6.000%(A) . . . . . . . .	1,000,000	1,000,000
	Federal Home Loan Mortgage Corp.
	03/13/2028 6.000% . . . . . . . . .	500,000	499,176
			11,645,899
1.17%	INFORMATION TECHNOLOGY
	Microchip Technology, Inc.
	02/15/2024 0.972% . . . . . . . . .	1,000,000	994,025
40.74%	TOTAL CORPORATE BONDS . . . . . . . . . . . . .		34,604,647

3

QUARTERLY REPORT

	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value
16.28%	MONEY MARKET FUND
	Federated Government Obligations
	Fund 5.230%(B) . . . . . . . .	. . .	13,826,213	$ 13,826,213
100.11%	TOTAL INVESTMENTS . . . . .	. . . . . . . . . . .		85,032,789
-0.11%	Liabilities in excess of other assets	. . . . . . . . . . .		(92,694)
100.00%	NET ASSETS . . . . . . . . . .	. . . . . . . . . . .		$ 84,940,095

^ Rate is determined periodically. Rate shown is the rate as of December 31, 2023

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2023

4

QUARTERLY REPORT

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
COMMON STOCKS . . . . $34,598,629		$—	$—	$34,598,629
CORPORATE BONDS . . .	—	34,604,647	—	34,604,647
PREFERRED STOCK . . . .	2,003,300	—	—	2,003,300
MONEY MARKET FUNDS .	13,826,213	—	—	13,826,213
TOTAL INVESTMENTS . . .	$50,428,142	$34,604,647	$—	$85,032,789

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $87,023,699 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .	$2,589,447
Gross unrealized depreciation . . .	(4,580,360)
Net unrealized appreciation . . . .
$(1,990,913)

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QUARTERLY REPORT